22,263-8                        Exchange Act-Forms                1868   4-28-99

                                     FORM 13F-HR

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/00

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                        [ ]  is a restatement.

                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  MeriTech Capital Associates, L.L.C.
________________________________________________________________________________
Address:  285 Hamilton Ave., Suite 200, Palo Alto, CA 94301

________________________________________________________________________________
Form 13F File Number:  28-05363_________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name: Paul Madera

Title: Managing Member

Phone:  650 475-2200

Signature, Place, and Date of Signing:

/s/ Paul Madera
[Signature]

Palo Alto, CA
[City, State]


February 13, 2001_______________________________________________________________
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                      0
                                             ------------

Form 13F Information Table Entry Total:                10
                                             ------------

Form 13F Information Table Value Total:        $  506,997
                                             ------------
                                               (thousands)
List of Other Included Managers:

   None

                                            FORM 13F INFORMATION TABLE


                                                                                                                Voting Authority
                                                                                                                ----------------
                                 Title                    Value       Shares/ Sh/  Put/ Invstmt Other
      Name of Issuer            of class      CUSIP       (x$1000)    PrnAmt  Prn Call  Dscretn Managers      Sole    Shared   None
----------------------------   ----------   --------    ---------   ---------  -------- ----------------   ------------------------
Advanced Radio Telecom Corp.    Preferred   00754U101      3,222     3,125,000  SH       Sole               3,125,000       0      0
Airspan Networks, Inc.          Common      00950H102      6,627     1,893,355  SH       Sole               1,893,355       0      0
Avaya, Inc.                     Common      053499109      1,066       103,339  SH       Sole                 103,339       0      0
Avici Systems, Inc.             Common      05367L109     34,431     1,398,205  SH       Sole               1,398,205       0      0
ClickSoftware Technologies Ltd. Common      M25082104      3,200     1,828,629  SH       Sole               1,828,629       0      0
Corvis Corporation              Common      221009103    413,097    17,347,536  SH       Sole              17,347,536       0      0
Metawave Communications Corp.   Common      591409107     36,934     4,047,615  SH       Sole               4,047,615       0      0
Quintus Corporation             Common      748798105      1,948       656,001  SH       Sole                 656,001       0      0
Quokka Sports, Inc.             Common      749077103        388       688,889  SH       Sole                 688,889       0      0
Triton Networks, Inc.           Common      896775103      6,084     1,946,963  SH       Sole               1,946,963       0      0

                                          TOTAL           506,997



